Note 12 - Right-of-Use Assets and Finance Lease Liabilities - Finance Lease Obligations (Details) - USD ($) $ in Thousands	Jun. 30, 2022	Dec. 31, 2021
Finance lease liabilities – current	$ 0	$ 16,858
Less: current portion of financing costs	0	(182)
Finance lease liabilities – non-current	0	99,985
Less: non-current portion of financing costs	0	(296)
Total Finance lease liability	$ 0	$ 116,365